Label	Element	Value
MainStay CBRE Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST

MainStay CBRE Real Estate Fund

(the “Fund”)

Supplement dated December 11, 2020 (“Supplement”) to the SIMPLE Class Shares Prospectus,

dated August 31, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on December 9-10, 2020, the Board of Trustees of MainStay Funds Trust considered and approved changes to the Fund’s primary and secondary benchmarks. Accordingly, the following changes will take effect on December 31, 2020:

1.	The second paragraph in the section entitled “Past Performance” of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay CBRE Real Estate Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices and a tiered index. The Fund has selected the FTSE Nareit All Equity REITs Index as its primary benchmark as a replacement for the MSCI U.S. REIT® Index because it believes that the FTSE Nareit All Equity REITs Index is more reflective of its current investment style. The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property. The Fund has selected a tiered benchmark as its secondary benchmark. The returns for the tiered benchmark represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter. The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market. Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has selected a tiered benchmark as its secondary benchmark. The returns for the tiered benchmark represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter. The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nylinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
2.	In the section entitled “Past Performance” of the Prospectus with respect to the Fund, the table entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of September 30, 2020, the Class I shares of the Fund had a year to date return of -16.44%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.44%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has selected the FTSE Nareit All Equity REITs Index as its primary benchmark as a replacement for the MSCI U.S. REIT® Index because it believes that the FTSE Nareit All Equity REITs Index is more reflective of its current investment style. The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2019)
MainStay CBRE Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.66%
5 Years	rr_AverageAnnualReturnYear05	8.43%
10 Years	rr_AverageAnnualReturnYear10	12.59%
MainStay CBRE Real Estate Fund | CBRE Real Estate Tiered Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.84%
5 Years	rr_AverageAnnualReturnYear05	7.03%
10 Years	rr_AverageAnnualReturnYear10	11.93%
MainStay CBRE Real Estate Fund | MSCI U.S. REIT® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.84%
5 Years	rr_AverageAnnualReturnYear05	7.03%
10 Years	rr_AverageAnnualReturnYear10	11.93%
MainStay CBRE Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2003
MainStay CBRE Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.19%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	11.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
MainStay CBRE Real Estate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.61%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2011
MainStay CBRE Real Estate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.39%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2014
MainStay CBRE Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	10.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2002
MainStay CBRE Real Estate Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.32%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	7.30%
MainStay CBRE Real Estate Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	7.56%